Long-Term Debt - Term Bank Loans (Details) $ in Thousands	4 Months Ended		5 Months Ended		6 Months Ended			8 Months Ended	9 Months Ended				11 Months Ended	12 Months Ended
	May 12, 2016 USD ($)	May 05, 2016 USD ($)	Jun. 02, 2016 USD ($)	May 31, 2016 USD ($)	Jul. 01, 2016 USD ($)	Jun. 23, 2016 USD ($)	Jun. 17, 2016 USD ($)	Sep. 08, 2016 USD ($)	Oct. 06, 2016 USD ($)	Oct. 05, 2016 USD ($)	Sep. 30, 2016 USD ($)	Sep. 29, 2016 USD ($)	Nov. 29, 2016 USD ($)	Dec. 31, 2016 USD ($)	Dec. 30, 2016 USD ($)	Dec. 29, 2016 USD ($)	Dec. 28, 2016 USD ($)	Dec. 22, 2016 USD ($)	Dec. 31, 2015 USD ($)
Debt Instrument [Line Items]
Term loan balances, with balloon payments due at maturity between July 2017 and October 2026														$ 1,421,479					$ 861,886
Current portion of long-term debt														288,135					$ 318,224
2&5-year term loan
Debt Instrument [Line Items]
Debt Instrument Face Amount														$ 60,000
VLCC Ulysses
Debt Instrument [Line Items]
Debt Instrument Face Amount		$ 77,000
Duration of term bank loan		5 years
Amount drawn down	$ 77,000				$ 76,400
Repayments Of Debt					$ 77,000
Handysize vessels, Amphitrite, Andromeda and Arion
Debt Instrument [Line Items]
Debt Instrument Face Amount				$ 33,104
Duration of term bank loan				5 years
Number of repayment installments				10
Debt periodic payment														semi-annual
Debt periodic payment amount				$ 2,547
Debt balloon payment				$ 7,634
Amphitrite
Debt Instrument [Line Items]
Amount drawn down			$ 12,010
Andromeda
Debt Instrument [Line Items]
Amount drawn down								$ 10,938
Arion
Debt Instrument [Line Items]
Amount drawn down									$ 10,156
Millenium, Euronike and Eurochampion 2004
Debt Instrument [Line Items]
Debt Instrument Face Amount												$ 60,000
Amount drawn down											$ 60,000
Number of loan tranches												2
Repayments Of Debt											$ 68,008
Two 2003-built LR1s, Maya and Inca
Debt Instrument [Line Items]
Debt Instrument Face Amount													$ 18,125
Number of repayment installments													8
Debt periodic payment														semi-annual
Debt periodic payment amount													$ 1,812
Debt balloon payment													$ 3,625
Shuttle tanker Brasil 2014
Debt Instrument [Line Items]
Debt Instrument Face Amount																		$ 17,173
Amount drawn down																	$ 17,173
Number of repayment installments																		9
Debt periodic payment														semi-annual
Debt periodic payment amount																		$ 1,018
Debt balloon payment																		$ 8,014
Shuttle tanker Rio 2016
Debt Instrument [Line Items]
Debt Instrument Face Amount																$ 16,100
Amount drawn down															$ 16,100
Number of repayment installments																9
Debt periodic payment														semi-annual
Debt periodic payment amount																$ 767
Debt balloon payment																$ 9,197
VLCC Hercules I
Debt Instrument [Line Items]
Amount drawn down						$ 18,895
LNG Maria Energy
Debt Instrument [Line Items]
Amount drawn down										$ 155,904
Eurochampion 2004 and Euronike | 2&5-year term loan
Debt Instrument [Line Items]
Debt Instrument Face Amount														$ 60,000
Current portion of long-term debt														$ 44,000
All Company's term bank loans
Debt Instrument [Line Items]
Debt periodic payment														quarterly or semi-annual
Variable rate basis														LIBOR
All Company's term bank loans | Minimum
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage														2.37%
Debt Instrument Maturity Date														Jul. 31, 2017
All Company's term bank loans | Maximum
Debt Instrument [Line Items]
Debt Instrument, Interest Rate, Stated Percentage														4.21%
Debt Instrument Maturity Date														Oct. 31, 2026
Commercial and non-commercial facility | Two VLCC vessels, Ulysses and Hercules I and the LNG carrier Maria Energy
Debt Instrument [Line Items]
Debt Instrument Face Amount							$ 309,824
Duration of term bank loan							12 years
Commercial Facility
Debt Instrument [Line Items]
Number of repayment installments							20
Debt periodic payment														semi-annual
Non-commercial facility
Debt Instrument [Line Items]
Number of repayment installments							24
Debt periodic payment														semi-annual
Two facilities new loan | VLCC Ulysses
Debt Instrument [Line Items]
Debt Instrument Face Amount							$ 76,400
Duration of term bank loan							12 years
First ten-year facility | VLCC Ulysses
Debt Instrument [Line Items]
Debt Instrument Face Amount							$ 22,920
Duration of term bank loan							10 years
Number of repayment installments							20
Debt periodic payment														semi-annual
Debt periodic payment amount							$ 573
Debt balloon payment							11,460
Second twelve-year facility | VLCC Ulysses
Debt Instrument [Line Items]
Debt Instrument Face Amount							$ 53,480
Duration of term bank loan							12 years
Number of repayment installments							24
Debt periodic payment														semi-annual
Debt periodic payment amount							$ 2,228
First Tranch | Millenium, Euronike and Eurochampion 2004
Debt Instrument [Line Items]
Number of repayment installments												4
Debt periodic payment														semi-annual
Debt periodic payment amount												$ 2,500
Debt balloon payment												$ 6,000
Second Tranch | Millenium, Euronike and Eurochampion 2004
Debt Instrument [Line Items]
Number of repayment installments												10
Debt periodic payment														semi-annual
Debt periodic payment amount												$ 3,100
Debt balloon payment												$ 13,000